Inflation Protection Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Corporate Bonds (12.9%)	Shares/ Par +	Value $ (000’s)
Communications (1.2%)
AT&T, Inc.
3.550%, 9/15/55	241,000	158
4.350%, 3/1/29	1,687,000	1,577
4.500%, 5/15/35	264,000	229
4.550%, 3/9/49	429,000	343
4.900%, 8/15/37	477,000	423
Comcast Corp.
5.650%, 6/15/35	84,000	84
6.500%, 11/15/35	158,000	169
Meta Platforms, Inc.
3.850%, 8/15/32 144A	480,000	422
Paramount Global
4.950%, 1/15/31	235,000	207
Telefonica Emisiones SAU
4.895%, 3/6/48	330,000	240
Verizon Communications, Inc.
4.272%, 1/15/36	375,000	320
4.329%, 9/21/28	1,081,000	1,017
Total		5,189

Consumer, Cyclical (1.3%)
British Airways Pass-Through Trust, Series 2020-1, Class A
2.900%, 9/15/36 144A	99,272	81
The Home Depot, Inc.
2.700%, 4/15/25	552,000	526
Honda Motor Co., Ltd.
2.271%, 3/10/25	1,550,000	1,459
Lennar Corp.
4.750%, 5/30/25	870,000	856
Lowe’s Companies, Inc.
3.350%, 4/1/27	897,000	831
Magallanes, Inc.
3.755%, 3/15/27 144A	314,000	281
O’Reilly Automotive, Inc.
4.700%, 6/15/32	860,000	805
Toyota Motor Credit Corp.
2.500%, 3/22/24	868,000	841
Total		5,680

Consumer, Non-cyclical (1.9%)
AbbVie, Inc.
2.950%, 11/21/26	800,000	733
Block Financial LLC
3.875%, 8/15/30	530,000	453
Colgate-Palmolive Co.
3.100%, 8/15/27	1,257,000	1,181
CVS Health Corp.
1.300%, 8/21/27	805,000	671
Duke University Health System, Inc.
3.920%, 6/1/47	268,000	218
Global Payments, Inc.
3.750%, 6/1/23	212,000	210
Mondelez International, Inc.
2.750%, 4/13/30	71,000	59

Corporate Bonds (12.9%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Roche Holdings, Inc.
2.314%, 3/10/27 144A	1,270,000	1,141
Thermo Fisher Scientific, Inc.
1.215%, 10/18/24	2,570,000	2,390
Zoetis, Inc.
2.000%, 5/15/30	980,000	778
Total		7,834

Energy (0.1%)
Petroleos Mexicanos
3.500%, 1/30/23	130,000	128
6.700%, 2/16/32	243,000	171
Total		299

Financial (5.7%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.150%, 10/29/23	658,000	625
1.650%, 10/29/24	150,000	137
6.500%, 7/15/25	706,000	705
American Tower Corp.
3.650%, 3/15/27	272,000	249
Athene Global Funding
1.985%, 8/19/28 144A	364,000	287
Bank of America Corp.
2.884%, (ICE LIBOR USD 3 Month plus 1.190%), 10/22/30	512,000	420
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	939,000	834
Bank of Ireland Group PLC
2.029%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.100%), 9/30/27 144A	377,000	311
BOC Aviation USA Corp.
1.625%, 4/29/24 144A	696,000	657
Broadstone Net Lease LLC
2.600%, 9/15/31	182,000	134
Citigroup, Inc.
3.520%, (ICE LIBOR USD 3 Month plus 1.151%), 10/27/28	289,000	258
Corebridge Financial, Inc.
3.850%, 4/5/29 144A	188,000	166
Discover Bank
4.682%, (USD 5 Year Swap Rate plus 1.730%), 8/9/28	1,705,000	1,635
DNB Bank ASA
2.968%, (US SOFR Index plus 0.810%), 3/28/25 144A	1,010,000	974
FS KKR Capital Corp.
4.250%, 2/14/25 144A	128,000	119
The Goldman Sachs Group, Inc.
1.757%, (US SOFR plus 0.730%), 1/24/25	1,139,000	1,082
1.948%, (US SOFR plus 0.913%), 10/21/27	356,000	304
2.640%, (US SOFR plus 1.114%), 2/24/28	355,000	308

Inflation Protection Portfolio

Corporate Bonds (12.9%)	Shares/ Par +	Value $ (000’s)
Financial continued
3.814%, (ICE LIBOR USD 3 Month plus 1.158%), 4/23/29	119,000	105
Golub Capital BDC, Inc.
2.500%, 8/24/26	181,000	152
HSBC Holdings PLC
1.162%, (US SOFR plus 0.580%), 11/22/24	1,253,000	1,184
2.804%, (US SOFR plus 1.187%), 5/24/32	280,000	206
4.180%, (US SOFR plus 1.510%), 12/9/25	720,000	689
JPMorgan Chase & Co.
1.578%, (US SOFR plus 0.885%), 4/22/27	330,000	285
2.069%, (US SOFR plus 1.015%), 6/1/29	1,094,000	887
2.522%, (US SOFR plus 2.040%), 4/22/31	683,000	540
2.947%, (US SOFR plus 1.170%), 2/24/28	911,000	805
Lloyds Banking Group PLC
2.907%, (ICE LIBOR USD 3 Month plus 0.810%), 11/7/23	815,000	813
4.716%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.750%), 8/11/26	710,000	682
Morgan Stanley
0.529%, (US SOFR plus 0.455%), 1/25/24	1,288,000	1,267
0.790%, (US SOFR plus 0.525%), 5/30/25	490,000	451
2.484%, (US SOFR plus 1.360%), 9/16/36	177,000	127
National Australia Bank, Ltd.
2.332%, 8/21/30 144A	332,000	247
Phillips Edison Grocery Center Operating Partnership I, LP
2.625%, 11/15/31	240,000	174
The PNC Financial Services Group, Inc.
4.626%, (US SOFR Index plus 1.850%), 6/6/33	1,845,000	1,646
Royal Bank of Canada
4.240%, 8/3/27	905,000	863
Sammons Financial Group, Inc.
4.750%, 4/8/32 144A	203,000	166
SBL Holdings, LLC
5.125%, 11/13/26 144A	345,000	315
Swedbank AB
3.356%, 4/4/25 144A	1,160,000	1,109
The Toronto-Dominion Bank
4.108%, 6/8/27	715,000	674
4.456%, 6/8/32	272,000	248
UBS Group AG
1.494%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.850%), 8/10/27 144A	901,000	757
Wells Fargo & Co.
3.350%, (US SOFR plus 1.500%), 3/2/33	307,000	249
4.540%, (US SOFR plus 1.560%), 8/15/26	280,000	271
Total		24,117

Industrial (1.0%)
Canadian National Railway Co.
3.850%, 8/5/32	1,360,000	1,240
Caterpillar Financial Services Corp.
3.650%, 8/12/25	1,970,000	1,915
DAE Funding LLC
1.550%, 8/1/24 144A	116,000	106

Corporate Bonds (12.9%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Raytheon Technologies Corp.
4.125%, 11/16/28	1,240,000	1,158
Total		4,419

Technology (0.2%)
Dell International LLC / EMC Corp.
6.020%, 6/15/26	440,000	442
Intel Corp.
3.200%, 8/12/61	557,000	347
Total		789

Utilities (1.5%)
Ameren Corp.
1.950%, 3/15/27	1,470,000	1,273
Ameren Illinois Co.
3.850%, 9/1/32	238,000	214
Dominion Energy, Inc.
1.450%, 4/15/26	1,200,000	1,054
Duke Energy Florida LLC
1.750%, 6/15/30	400,000	312
Duke Energy Progress LLC
2.000%, 8/15/31	780,000	603
Essential Utilities, Inc.
2.704%, 4/15/30	370,000	303
NextEra Energy Capital Holdings, Inc.
5.000%, 7/15/32	980,000	936
PG&E Energy Recovery Funding LLC
2.822%, 7/15/46	900,000	612
Sempra Energy
3.300%, 4/1/25	507,000	482
Wisconsin Power & Light Co.
3.950%, 9/1/32	415,000	375
Total		6,164

Total Corporate Bonds (Cost: $59,923)		54,491

Governments (65.5%)
Governments (65.5%)
Federal Home Loan Bank
0.000%, 10/3/22	14,700,000	14,700
Federal Home Loan Mortgage Corp.
6.250%, 7/15/32	14,850,000	17,279
Federal National Mortgage Association
6.625%, 11/15/30	13,650,000	15,941
Tennessee Valley Authority
4.700%, 7/15/33	1,658,000	1,677
US Treasury Inflation Index Bond
0.125%, 1/15/30	25,967,678	22,957
0.125%, 7/15/30	15,773,531	13,887
0.125%, 1/15/31	14,795,820	12,925
0.125%, 7/15/31	6,079,865	5,301
0.125%, 1/15/32	12,505,077	10,811
0.125%, 2/15/51	9,274,619	5,819
0.125%, 2/15/52	1,064,310	673
0.125%, 10/15/25	3,140,115	2,966
0.125%, 4/15/26	4,406,025	4,115
0.125%, 7/15/26	5,623,937	5,258
0.125%, 10/15/26	10,842,400	10,100
0.250%, 2/15/50	6,361,248	4,169

Inflation Protection Portfolio

Governments (65.5%)	Shares/ Par +	Value $ (000’s)
Governments continued
0.250%, 7/15/29	2,200,713	1,984
0.375%, 1/15/27	12,755,808	11,915
0.375%, 7/15/27	11,203,415	10,453
0.500%, 1/15/28	9,008,475	8,360
0.625%, 7/15/32	9,687,340	8,789
0.625%, 2/15/43	8,569,589	6,588
0.625%, 1/15/26	13,902,935	13,270
0.750%, 2/15/42	10,391,181	8,354
0.750%, 2/15/45	17,551,611	13,533
0.750%, 7/15/28	1,770,465	1,664
0.875%, 2/15/47	3,927,584	3,079
0.875%, 1/15/29	10,560,240	9,930
1.000%, 2/15/46	4,313,915	3,497
1.000%, 2/15/48	1,381,691	1,120
1.000%, 2/15/49	2,883,477	2,347
1.375%, 2/15/44	9,763,200	8,687
1.750%, 1/15/28	1,548,582	1,533
2.000%, 1/15/26	3,657,238	3,646
2.125%, 2/15/41	3,478,357	3,588
2.375%, 1/15/27	844,767	858
2.500%, 1/15/29	986,671	1,021
3.625%, 4/15/28	2,747,715	2,986
Total		275,780

Total Governments (Cost: $324,649)		275,780

Municipal Bonds (0.1%)
Municipal Bonds (0.1%)
Golden State Tobacco Securitization Corp.
2.746%, 6/1/34 RB	740,000	581
Santa Clara Valley Transportation Authority
5.876%, 4/1/32 RB	50,000	52

Total Municipal Bonds (Cost: $802)		633

Structured Products (19.0%)
Asset Backed Securities (8.8%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B
2.482%, 8/15/46 144A	2,350,000	1,958
Ares XXXIX CLO, Ltd., Series 2016-39A, Class BR2
4.340%, (ICE LIBOR USD 3 Month plus 1.600%), 4/18/31 144A	2,000,000	1,911
Bean Creek CLO, Ltd., Series 2018-1A, Class AR
3.730%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/31 144A	1,500,000	1,466
Blackbird Capital Aircraft, Series 2021-1A, Class A
2.443%, 7/15/46 144A	879,969	710
BRE Grand Islander Timeshare Issuer, Series 2017-1A, Class A
2.940%, 5/25/29 144A	123,039	119
Cologix Canadian Issuer LP, Series 2022- 1CAN, Class A2
4.940%, 1/25/52 144A CAD ∞	1,950,000	1,306

Structured Products (19.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2
3.093%, 4/20/34 144A	2,000,000	1,676
FirstKey Homes Trust, Series 2020-SFR2, Class D
1.968%, 10/19/37 144A	1,000,000	889
Global SC Finance SRL, Series 2021-1A, Class A
1.860%, 4/17/41 144A	1,411,801	1,212
2.170%, 10/17/40 144A	913,726	816
Global SC Finance SRL, Series 2021-2A, Class A
1.950%, 8/17/41 144A	728,799	630
Goldentree Loan Opportunities X, Ltd., Series 2015-10A, Class AR
3.830%, (ICE LIBOR USD 3 Month plus 1.120%), 7/20/31 144A	1,125,000	1,101
Goodgreen Trust, Series 2020-1A, Class A
2.630%, 4/15/55 144A	691,059	558
Goodgreen Trust, Series 2021-1A, Class A
2.660%, 10/20/56 144A	481,459	422
Greenwood Park CLO, Ltd., Series 2018-1A, Class A1
3.542%, (ICE LIBOR USD 3 Month plus 1.030%), 4/15/31 144A	1,500,000	1,468
Hilton Grand Vacations Trust, Series 2017-AA, Class A
2.660%, 12/26/28 144A	411,892	405
Hilton Grand Vacations Trust, Series 2019-AA, Class B
2.540%, 7/25/33 144A	706,490	660
J.G. Wentworth XLI LLC, Series 2018-1A, Class B
4.700%, 10/15/74 144A	389,622	355
KKR Financial CLO, Ltd., Series 2018-22A, Class A
3.860%, (ICE LIBOR USD 3 Month plus 1.150%), 7/20/31 144A	1,500,000	1,470
KKR Financial CLO, Ltd., Series 2022-1A, Class B
5.077%, (US SOFR 3 Month plus 2.600%), 7/20/31 144A	1,400,000	1,380
Magnetite CLO, Ltd., Series 2021-29A, Class B
3.912%, (ICE LIBOR USD 3 Month plus 1.400%), 1/15/34 144A	1,650,000	1,570
Mosaic Solar Loans LLC, Series 2021-1, Class A
1.510%, 12/20/46 144A	1,149,122	896
Palmer Square CLO, Ltd., Series 2018-1A, Class A1R2
3.870%, (ICE LIBOR USD 3 Month plus 1.130%), 1/17/31 144A	1,750,000	1,717
Progress Residential Trust, Series 2021-SFR1, Class D
1.805%, 4/17/38 144A	1,000,000	841
Progress Residential Trust, Series 2021-SFR2, Class C
1.997%, 4/19/38 144A	5,050,000	4,285

Inflation Protection Portfolio

Structured Products (19.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Progress Residential Trust, Series 2021-SFR8, Class E1
2.382%, 10/17/38 144A	550,000	458
Rockford Tower CLO, Ltd., Series 2020-1A, Class B
4.510%, (ICE LIBOR USD 3 Month plus 1.800%), 1/20/32 144A	1,350,000	1,288
ServiceMaster Brands, Series 2020-1, Class A2I
2.841%, 1/30/51 144A	1,231,250	1,003
Sierra Receivables Funding Co. LLC, Series 2019-3A, Class B
2.750%, 7/15/38 144A	904,443	850
Sierra Receivables Funding Co. LLC, Series 2021-A1, Class B
1.340%, 11/20/37 144A	1,653,405	1,534
Stratus CLO, Ltd., Series 2021-1A, Class A
3.510%, (ICE LIBOR USD 3 Month plus 0.800%), 12/29/29 144A	1,156,377	1,139
Wellfleet CLO, Ltd., Series 2022-1A, Class B2
4.775%, 4/15/34 144A	1,250,000	1,117
Total		37,210

Mortgage Securities (10.2%)
Agate Bay Mortgage Trust, Series 2015-7, Class A3
3.500%, (AFC), 10/25/45 144A	177,120	159
Agate Bay Mortgage Trust, Series 2016-1, Class A3
3.500%, (AFC), 12/25/45 144A	101,695	94
Angel Oak Mortgage Trust, Series 2019-6, Class A3
2.927%, (AFC), 11/25/59 144A	263,049	255
Angel Oak Mortgage Trust, Series 2019-4, Class A
3.301%, (AFC), 7/26/49 144A	31,182	31
Arroyo Mortgage Trust, Series 2021-1R,
Class A2
1.483%, (CSTR, AFC), 10/25/48 144A	372,151	321
Arroyo Mortgage Trust, Series 2021-1R, Class A3
1.637%, (CSTR, AFC), 10/25/48 144A	286,270	247
BDS, Ltd., Series 2020-FL6, Class C
4.649%, (US 30 Day Average SOFR plus 2.365%), 9/15/35 144A	1,487,000	1,449
Bellemeade Re, Ltd., Series 2021-2A, Class M1C
4.131%, (US 30 Day Average SOFR plus 1.850%), 6/25/31 144A	2,108,000	1,951
Bellemeade Re, Ltd., Series 2019-3A, Class M1C
5.034%, (ICE LIBOR USD 1 Month plus 1.950%), 7/25/29 144A	1,900,000	1,877
Bellemeade Re, Ltd., Series 2021-3A, Class M1A
3.281%, (US 30 Day Average SOFR plus 1.000%), 9/25/31 144A	1,390,667	1,370

Structured Products (19.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
BX Commercial Mortgage Trust, Series 2021- VOLT, Class E
4.818%, (ICE LIBOR USD 1 Month plus 2.000%), 9/15/36 144A	1,200,000	1,106
BX Commercial Mortgage Trust, Series 2021- VOLT, Class F
5.218%, (ICE LIBOR USD 1 Month plus 2.400%), 9/15/36 144A	1,400,000	1,287
BX Trust, Series 2020-VIVA, Class D
3.667%, (CSTR), 3/11/44 144A	1,418,962	1,056
BXMT, Ltd., Series 2020-FL2, Class B
4.436%, (US 30 Day Average SOFR plus 1.515%), 2/15/38 144A	1,600,000	1,557
Chase Mortgage Finance Corp., Series 2021 -CL1, Class M1
3.481%, (US 30 Day Average SOFR plus 1.200%), 2/25/50 144A	381,491	362
CHNGE Mortgage Trust, Series 2022-3, Class A1
5.000%, (AFC), 5/25/67 144A	605,819	579
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1
4.381%, (US 30 Day Average SOFR plus 2.100%), 3/25/42 144A	683,050	675
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10
3.500%, (AFC), 12/25/44 144A	52,717	48
Credit Suisse Mortgage Trust, Series 2019-ICE4, Class B
4.048%, (ICE LIBOR USD 1 Month plus 1.230%), 5/15/36 144A	875,000	858
Credit Suisse Mortgage Trust, Series 2019-ICE4, Class D
4.418%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/36 144A	2,155,000	2,090
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3
1.538%, (AFC), 2/25/66 144A	318,655	276
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3
2.856%, 5/25/65 144A	1,474,000	1,416
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3
1.554%, (AFC), 8/25/66 144A	984,991	809
Extended Stay America Trust, Series 2021-ESH, Class E
5.668%, (ICE LIBOR USD 1 Month plus 2.850%), 7/15/38 144A	1,709,479	1,623
FARM Mortgage Trust, Series 2021-1, Class A
2.180%, (CSTR), 1/25/51 144A	2,133,681	1,797
Federal National Mortgage Association, Series 2018-C03, Class 1EB2
5.684%, (ICE LIBOR USD 1 Month plus 2.600%), 5/25/24	272,395	272
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3
1.617%, (AFC), 6/25/56 144A	378,330	315
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A
4.128%, 7/5/31 144A	2,020,000	1,973

Inflation Protection Portfolio

Structured Products (19.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
JP Morgan Mortgage Trust, Series 2014-5, Class A1
2.820%, (AFC), 10/25/29 144A	347,818	327
JP Morgan Mortgage Trust, Series 2016-1, Class A7
3.500%, 5/25/46 144A	634,045	570
JP Morgan Mortgage Trust, Series 2017-1, Class A2
3.450%, (AFC), 1/25/47 144A	306,856	269
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class A2
2.891%, (AFC), 5/24/60 144A	1,383,000	1,217
Sequoia Mortgage Trust, Series 2017-7, Class A7
3.500%, (AFC), 10/25/47 144A	1,101,253	970
Sequoia Mortgage Trust, Series 2019-4, Class A7
3.500%, (AFC), 11/25/49 144A	2,325,755	2,055
Sequoia Mortgage Trust, Series 2021-5, Class A4
2.500%, (AFC), 7/25/51 144A	1,631,092	1,402
SG Residential Mortgage Trust, Series 2021-1, Class A3
1.560%, (AFC), 7/25/61 144A	824,451	676
Shelter Growth CRE Issuer, Ltd., Series 2022- FL4, Class A
5.314%, (US SOFR 1 Month plus 2.296%), 6/19/37 144A	1,272,000	1,251
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E
3.000%, (AFC), 4/25/60 144A	2,503,000	2,488
Starwood Mortgage Residential Trust, Series 2021-1, Class A1
1.219%, (AFC), 5/25/65 144A	937,231	870
Verus Securitization Trust, Series 2020-1, Class A3
2.724%, (AFC), 1/25/60 144A Σ	952,450	918
Verus Securitization Trust, Series 2021-1, Class A3
1.155%, (AFC), 1/25/66 144A	812,456	697

Structured Products (19.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2021-5, Class A3
1.373%, (AFC), 9/25/66 144A	972,566	786
Verus Securitization Trust, Series 2022-3, Class A3
4.130%, (CSTR, AFC), 2/25/67 144A	2,278,271	2,089
Vista Point Securitization Trust, Series 2020-2, Class A3
2.496%, (AFC), 4/25/65 144A	381,263	359
Total		42,797

Total Structured Products (Cost: $87,968)		80,007

Short-Term Investments (1.9%)
Financial (0.9%)
FNB Corp.
2.200%, 2/24/23	2,505,000	2,470
SBA Tower Trust
3.448%, 3/15/23 144A	1,228,000	1,216
Total		3,686

Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940%#	4,211,840	4,212
Total		4,212

Total Short-Term Investments (Cost: $7,939)		7,898

Total Investments (99.4%) (Cost: $481,281)@		418,809

Other Assets, Less Liabilities (0.6%)		2,534

Net Assets (100.0%)		421,343

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Ten-Year US Treasury Note Future	Long	USD	7,100	71	12/22	$7,956	$(222)	$(28)
							$(222)	$(28)

Inflation Protection Portfolio

Total Return Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
CPURNSA	1.777%	6/24	11,000	USD	$ –	$1,234	$1,234	$20
CPURNSA	1.715%	6/24	7,400	USD	–	846	846	14
CPURNSA	1.860%	7/24	7,500	USD	–	799	799	10
CPURNSA	1.858%	8/24	12,700	USD	–	1,355	1,355	16
CPURNSA	2.073%	8/27	3,500	USD	–	394	394	(7)
CPURNSA	2.145%	11/27	5,000	USD	(1)	509	508	(12)
CPURNSA	1.800%	10/29	3,700	USD	–	485	485	(9)
CPURNSA	1.884%	11/29	2,000	USD	–	248	248	(5)
CPURNSA	2.695%	8/26	10,000	USD	–	511	511	(18)
CPURNSA	2.498%	9/31	7,000	USD	1	337	338	(15)
CPURNSA	2.210%	1/24	8,000	USD	–	766	766	2
CPURNSA	2.273%	1/24	10,000	USD	–	941	941	2
CPURNSA	2.243%	1/26	6,000	USD	–	588	588	(11)
CPURNSA	1.078%	6/25	3,000	USD	–	460	460	(2)
CPURNSA	1.291%	5/30	2,000	USD	–	356	356	(3)
CPURNSA	1.629%	6/30	2,000	USD	–	319	319	(4)

					$ –	$10,148	$10,148	$(22)

	Financial Derivative Assets			Financial Derivative Liabilities

	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$ 64	$–	$64	$(86)	$(28)	$(114)	$–

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)

Sell	Morgan Stanley Capital Services, Inc.	CAD	1,783	1,291	12/15/2022	$83	$—	$83

						$83	$—	$83

Inflation Protection Portfolio

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)

CPURNSA	Bank of America NA	2.763%	3/23	700	$(16)	$(16)
CPURNSA	Bank of America NA	2.528%	8/24	2,750	50	50
CPURNSA	Bank of America NA	2.140%	7/25	2,900	271	271
CPURNSA	Bank of America NA	1.790%	8/25	1,500	189	189
CPURNSA	Bank of America NA	2.240%	4/27	3,500	308	308
CPURNSA	Bank of America NA	2.218%	4/27	2,000	181	181
CPURNSA	Bank of America NA	2.235%	4/27	2,000	177	177
CPURNSA	Bank of America NA	2.235%	5/27	5,000	445	445
CPURNSA	Barclays Bank PLC	2.589%	7/24	1,400	14	14
CPURNSA	Barclays Bank PLC	2.385%	9/24	4,000	147	147
CPURNSA	Barclays Bank PLC	2.363%	9/24	3,500	139	139
CPURNSA	Barclays Bank PLC	2.310%	9/24	1,400	64	64
CPURNSA	Barclays Bank PLC	2.895%	12/27	1,700	(229)	(229)
CPURNSA	Barclays Bank PLC	2.784%	7/44	1,400	(182)	(182)
CPURNSA	Goldman Sachs International	1.870%	5/26	8,500	1,143	1,143
CPURNSA	Goldman Sachs International	1.920%	5/26	7,000	906	906
CPURNSA	Goldman Sachs International	1.770%	6/26	6,000	863	863
CPURNSA	Goldman Sachs International	2.245%	11/26	3,000	279	279
CPURNSA	Goldman Sachs International	2.280%	11/26	3,000	268	268
CPURNSA	Goldman Sachs International	2.280%	11/26	4,000	357	357

					$5,374	$5,374

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$83	$5,801	$5,884	—	—	$(427)	$(427)

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022 the value of these securities (in thousands) was $88,090 representing 20.9% of the net assets.

∞	Foreign Bond — par value is foreign denominated.
Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $481,281 and the net unrealized depreciation of investments based on that cost was $47,090 which is comprised of $16,059 aggregate gross unrealized appreciation and $63,149 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Inflation Protection Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)

Assets:
Municipal Bonds	$—	$633	$—
Corporate Bonds	—	54,491	—
Governments	—	275,780	—
Structured Products	—	80,007	—
Short-Term Investments
Money Market Funds	4,212	—	—
All Others	—	3,686	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	83	—
Total Return Swaps	—	15,949	—

Total Assets:	$4,212	$430,629	$—

Liabilities:
Other Financial Instruments^
Futures	(222)	—	—
Total Return Swaps	—	(427)	—

Total Liabilities:	$(222)	$(427)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand